Income Taxes - Summary of Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Current
Current, Federal					$ 53
Current, State			236	331	837
Current, Foreign			(387)	595	280
Total current tax expense (benefit)			(151)	926	1,170
Deferred
Deferred, Federal			(48,745)	(76)	135
Deferred, State			(12,903)	223	(397)
Deferred, Foreign			(224)	48	(223)
Total deferred tax benefit			(61,872)	195	(485)
Total income tax expense (benefit)	$ (168)	$ 56	$ (62,023)	$ 1,121	$ 685